UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number	811-09143
Eaton Vance Florida Municipal Income Trust
(Exact Name of Registrant as Specified in Charter)
The Eaton Vance Building, 255 State Street, Boston, Massachusetts	02109
(Address of Principal Executive Offices)	(Zip code)
Alan R. Dynner, Esq. Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
(Name and Address of Agent for Service)
Registrant’s Telephone Number, Including Area Code:	(617) 482-8260
Date of Fiscal Year End:	November 30
Date of Reporting Period:	February 28, 2006

Item 1. Schedule of Investments

Eaton Vance Florida Municipal Income Trust                                                                        as of February 28, 2006

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments—152.4%

Principal
Amount
(000’s omitted)	Security	Value
Education—1.6%
$1,000	Volusia County Educational Facilities Authority, (Embry Riddle Aeronautical), 5.75%, 10/15/29	$1,029,550
		$1,029,550
Electric Utilities—3.2%
2,000	Jacksonville Electric Authority, Variable Rate, 6.87%, 10/1/32 (1)(2)	2,076,440
		$2,076,440
Escrowed / Prerefunded—5.9%
500	Capital Trust Agency, (Seminole Tribe Convention), Prerefunded to 10/1/12, 8.95%, 10/1/33 (1)	626,230
500	Florida Capital Projects Finance Authority, Student Housing Revenue, (Florida University), Prerefunded to 8/15/10, 7.75%, 8/15/20	580,510
465	Longleaf Community Development District, Prerefunded to 5/1/06, 6.65%, 5/1/20	476,476
1,000	Northern Palm Beach County Improvement District, (Water Control and Improvement), Prerefunded to 8/1/09, 6.00%, 8/1/25	1,077,520
1,000	Seminole County, Water and Sewer, Prerefunded to 10/1/09, 5.375%, 10/1/22	1,073,140
		$3,833,876
General Obligations—2.6%
350	Florida Board of Education, 4.75%, 6/1/28	354,242
1,250	Florida, Variable Rate, 6.67%, 7/1/27 (1)(2)	1,326,975
		$1,681,217
Health Care-Miscellaneous—0.2%
160	Osceola County IDA Community Provider Pooled Loan, 7.75%, 7/1/17	160,162
		$160,162
Hospital—16.5%
2,000	Brevard County Health Facilities Authority, (Health First, Inc.), 5.00%, 4/1/36	2,024,740
1,250	Jacksonville, EDA, (Mayo Clinic), 5.50%, 11/15/36	1,329,112
1,750	Lakeland Hospital System, (Lakeland Regional Health System), 5.50%, 11/15/32	1,842,470
2,000	Orange County Health Facilities Authority, (Adventist Health System), 5.625%, 11/15/32	2,148,020
900	Orange County Health Facilities Authority, (Orlando Regional Healthcare), 5.125%, 11/15/39	934,605

Principal
Amount
(000’s omitted)	Security	Value
$1,000	South Miami Health Facility Authority, (Baptist Health), 5.25%, 11/15/33	$1,042,650
1,400	West Orange Health Care District, 5.80%, 2/1/31	1,478,218
		$10,799,815
Housing—2.3%
650	Capital Trust Agency, (Atlantic Housing Foundation), 5.30%, 7/1/35	659,015
800	Escambia County Housing Finance Authority, SFM, (Multi-County Program), (AMT), 5.50%, 10/1/31	821,968
		$1,480,983
Industrial Development Revenue—3.7%
845	Broward County IDR, (Lynxs Cargoport), (AMT), 6.75%, 6/1/19	831,219
1,000	Capital Trust Agency, (Fort Lauderdale Project), (AMT), 5.75%, 1/1/32	1,015,840
650	Puerto Rico Port Authority, (American Airlines), (AMT), 6.30%, 6/1/23	543,731
		$2,390,790
Insured-Electric Utilities—12.5%
1,600	Burke County Development Authority (Georgia Power Co.), (MBIA), (AMT), 5.45%, 5/1/34	1,604,224
1,100	Guam Power Authority, (MBIA), 5.125%, 10/1/29	1,158,454
1,700	JEA, (FSA), 4.75%, 10/1/34	1,720,723
2,750	Jupiter Island, Utility System, (South Martin Regional Utility), (MBIA), 5.00%, 10/1/28	2,824,332
750	Puerto Rico Electric Power Authority, (FSA), Variable Rate, 7.24%, 7/1/29 (1)(2)	851,760
		$8,159,493
Insured-Escrowed / Prerefunded—3.0%
650	Dade County, Professional Sports Franchise Facility, (MBIA), Escrowed to Maturity, 5.25%, 10/1/30	750,171
1,165	Puerto Rico Highway and Transportation Authority, (MBIA), Prerefunded to 7/1/06, Variable Rate, 10.084%, 7/1/26 (1)(3)	1,243,393
		$1,993,564
Insured-General Obligations—2.7%
1,500	Puerto Rico, (FSA), Variable Rate, 9.36%, 7/1/27 (1)(3)	1,787,910
		$1,787,910
Insured-Hospital—7.6%
1,000	Coral Gables Health Facilities Authority, (Baptist Health System of South Florida), (FSA), 5.00%, 8/15/29	1,048,480
1,000	Maricopa County IDA, (Mayo Clinic Hospital), (AMBAC), 5.25%, 11/15/37	1,040,080

Principal
Amount
(000’s omitted)	Security	Value
$1,350	Miami Dade County Health Facilities Authority, (Miami Children’s Hospital), (AMBAC), 5.125%, 8/15/26	$1,415,745
105	Sarasota County, Public Hospital Board, (Sarasota Memorial Hospital), (MBIA), 5.50%, 7/1/28	123,388
1,250	South Miami Health Facility Authority, (Baptist Health), (AMBAC), 5.25%, 11/15/33	1,326,962
		$4,954,655
Insured-Housing—1.7%
1,100	Broward County Housing Finance Authority, Multifamily Housing, (Venice Homes Apartments), (FSA), (AMT), 5.70%, 1/1/32	1,125,234
		$1,125,234
Insured-Miscellaneous—11.8%
4,000	Miami-Dade County, (Professional Sport Franchise), (MBIA), 4.75%, 10/1/30	4,051,680
3,500	Orange County Tourist Development, (AMBAC), 5.125%, 10/1/30	3,669,400
		$7,721,080
Insured-Special Tax Revenue—18.1%
970	Dade County, Special Obligation Residual Certificates, (AMBAC), Variable Rate, 8.455%, 10/1/35 (1)(3)	1,042,304
2,100	Jacksonville, Sales Tax, (AMBAC), 5.00%, 10/1/30	2,173,878
1,470	Miami Beach Resort Tax, (AMBAC), 6.25%, 10/1/22	1,852,773
3,040	Miami-Dade County, Special Obligation, (MBIA), 0.00%, 10/1/35	671,597
5,000	Miami-Dade County, Special Obligation, (MBIA), 0.00%, 10/1/38	939,200
5,610	Miami-Dade County, Special Obligation, (MBIA), 0.00%, 10/1/40	945,958
1,395	Miami-Dade County, Special Obligation, (MBIA), 5.00%, 10/1/37	1,422,830
4,300	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/35	1,127,374
2,000	Puerto Rico Infrastructure Financing Authority, (FGIC), 0.00%, 7/1/30	668,980
1,000	Sumter Landing Community Development District, (Recreational Revenue), (MBIA), 4.75%, 10/1/35	1,019,650
		$11,864,544

Principal
Amount
(000’s omitted)	Security	Value
Insured-Transportation—17.5%
$2,250	Florida Ports Financing Commission, (FGIC), (AMT), 5.50%, 10/1/29	$2,384,010
1,500	Greater Orlando Aviation Authority, (FGIC), (AMT), Variable Rate, 9.157%, 10/1/18 (1)(3)	1,695,330
500	Lee County Airport, (FSA), (AMT), 5.75%, 10/1/25	538,450
650	Lee County Airport, (FSA), (AMT), 6.00%, 10/1/29	709,572
3,500	Miami-Dade County Aviation, (Miami International Airport), (CIFG), (AMT), 5.00%, 10/1/38	3,619,805
1,000	Miami-Dade County Expressway Authority, (FGIC), 5.125%, 7/1/29	1,050,120
1,250	Puerto Rico Highway and Transportation Authority, (MBIA), 5.50%, 7/1/36	1,410,287
		$11,407,574
Insured-Water and Sewer—21.1%
2,000	Marco Island Utility System, (MBIA), 5.00%, 10/1/33 (4)	2,095,720
1,500	Miami Beach Storm Water, (FGIC), 5.375%, 9/1/30	1,603,905
1,000	Okeechobee Utility Authority, (FSA), 5.00%, 10/1/25	1,051,490
7,625	Port Saint Lucie Utility, (MBIA), 0.00%, 9/1/32	1,876,055
1,250	Saint Petersburg Public Utilities, (FSA), 5.00%, 10/1/28	1,288,425
4,000	Sunrise Utility System, (AMBAC), 5.00%, 10/1/28	4,308,280
1,500	Tampa Bay Water Utility System, (FGIC), Variable Rate, 6.17%, 10/1/27 (1)(2)	1,587,300
		$13,811,175
Nursing Home—2.7%
715	Okaloosa County Retirement Rental Housing, (Encore Retirement Partners), 6.125%, 2/1/14	702,881
265	Orange County Health Facilities Authority, (Westminster Community Care), 6.60%, 4/1/24	274,143
735	Orange County Health Facilities Authority, (Westminster Community Care), 6.75%, 4/1/34	761,666
		$1,738,690
Senior Living / Life Care—2.3%
1,500	Lee County IDA, (Shell Point Village), 5.50%, 11/15/29	1,526,685
		$1,526,685
Special Tax Revenue—15.4%
100	Covington Park Community Development District, (Capital Improvements), 5.00%, 5/1/21	101,872
500	Covington Park Community Development District, (Capital Improvements), 5.00%, 5/1/31	506,390
550	Dupree Lakes Community Development District, 5.00%, 11/1/10	551,667

Principal
Amount
(000’s omitted)	Security	Value
$325	Heritage Harbour South Community Development District, 6.20%, 5/1/35	$343,707
325	Heritage Harbour South Community Development District, (Capital Improvements), 5.40%, 11/1/08	327,230
805	Heritage Springs Community Development District, 6.75%, 5/1/21	822,605
375	Longleaf Community Development District, 6.65%, 5/1/20	383,850
690	North Springs Improvement District, (Heron Bay), 7.00%, 5/1/19	705,884
1,000	River Hall Community Development District, (Capital Improvement), 5.45%, 5/1/36	1,008,120
500	Southern Hills Plantation I Community Development District, 5.80%, 5/1/35	513,070
600	Sterling Hill Community Development District, 6.20%, 5/1/35	631,128
500	Stoneybrook West Community Development District, 7.00%, 5/1/32	535,530
1,000	Tisons Landing Community Development District, 5.625%, 5/1/37	1,010,620
855	University Square Community Development District, 6.75%, 5/1/20	924,118
460	Vista Lakes Community Development District, 7.20%, 5/1/32	495,733
735	Waterlefe Community Development District, 6.95%, 5/1/31	798,791
175	West Palm Beach Community Redevelopment Agency, (Northwood Pleasant Community), 5.00%, 3/1/29	179,505
250	West Palm Beach Community Redevelopment Agency, (Northwood Pleasant Community), 5.00%, 3/1/35	255,273
		$10,095,093
Total Tax-Exempt Investments—152.4% (identified cost $93,569,467)		$99,638,530
Other Assets, Less Liabilities—1.9%		$1,247,534
Auction Preferred Shares Plus Cumulative Unpaid Dividends—(54.3)%		$(35,516,286)
Net Assets Applicable to Common Shares—100.0%		$65,369,778

AMBAC	—	AMBAC Financial Group, Inc.
AMT	—	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
CIFG	—	CDC IXIS Financial Guaranty North America, Inc.
FGIC	—	Financial Guaranty Insurance Company
FSA	—	Financial Security Assurance, Inc.
MBIA	—	Municipal Bond Insurance Association

The Trust invests primarily in debt securities issued by Florida municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at February 28, 2006, 63.1% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 22.2% to 3.6% of total investments.

(1)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2006, the aggregate value of the securities is $12,237,642 or 18.7% of the Trust’s net assets applicable to common shares.

(2)	Security has been issued as an inverse floater bond. The stated interest rate represents the rate in effect at February 28, 2006.
(3)	Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at February 28, 2006.
(4)	Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

A summary of financial instruments at February 28, 2006 is as follows:

Futures Contracts

Expiration	Aggregate				Net Unrealized
Date	Contracts	Position	Cost	Value	Depreciation
06/06	220 U.S. Treasury Bond	Short	$(24,807,444)	$(24,880,625)	$(73,181)

At February 28, 2006, the Trust had sufficient cash and/or securities to cover commitments under these contracts.

The cost and unrealized appreciation (depreciation) in value of the investments owned at February 28, 2006, as computed on a federal income tax basis, were as follows:

Aggregate cost	$93,519,350
Gross unrealized appreciation	$6,135,985
Gross unrealized depreciation	(16,805)
Net unrealized appreciation	$6,119,180

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Florida Municipal Income Trust

By:	/s/ Cynthia J. Clemson
Cynthia J. Clemson
President and Principal Executive Officer
Date:	April 21, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Cynthia J. Clemson
Cynthia J. Clemson
President and Principal Executive Officer
Date:	April 21, 2006
By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer and Principal Financial Officer
Date:	April 21, 2006